FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. Fair Value Measurements

The Company uses the following three‑tier fair value hierarchy, which prioritizes the inputs used in measuring the fair values for certain of its assets and liabilities:

Level 1 is based on observable inputs, such as quoted prices in active markets;

Level 2 is based on inputs other than the quoted prices in active markets that are observable either directly or indirectly; and

Level 3 is based on unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Items measured at fair value on a recurring basis include money market funds.

The following fair value hierarchy table presents information about the Company’s financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value at September 30, 2020 and December 31, 2019 (in thousands):

	September 30, 2020
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$33,858	$—	$—	$33,858
Asset‑backed securities	—	3,105	—	3,105
Corporate bonds	—	30,084	—	30,084
Government bonds	19,991	—	—	19,991
Total assets	$53,849	$33,189	$—	$87,038

	December 31, 2019
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$40,454	$—	$—	$40,454
Asset‑backed securities	—	16,806	—	16,806
Corporate bonds	—	67,948	—	67,948
Repurchase agreements	—	25,001	—	25,001
Total assets	$40,454	$109,755	$—	$150,209

All investments mature within one year.